Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based compensation
Schedule of share option activities

A summary of the Group’s share option activities under the 2010 and 2013 Plan for the years ended December 31, 2017, 2018 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2016	5,447,800	7.78	6.39	43,531
Granted	—	—
Forfeited and expired	(99,344)	15.36
Exercised	(2,403,566)	6.29		45,141
Outstanding as of December 31, 2017	2,944,890	8.74	5.31	79,662
Granted	17,328	0.01
Forfeited and expired	(31,044)	7.03
Exercised	(395,590)	5.28		12,293
Outstanding as of December 31, 2018	2,535,584	9.24	4.42	45,620
Granted	—	—
Forfeited and expired	(2)	2.50
Exercised	(134,456)	4.51		3,411
Outstanding as of December 31, 2019	2,401,126	9.50	3.39	48,927
Exercisable as of December 31, 2019	2,197,930	8.53	3.17	46,910
Fully vested and expected to vest as of December 31, 2019	11,685,220

Schedule of RSUs activities

The following table sets forth the summary of RSUs activities for the years ended December 31, 2017, 2018 and 2019:

		Weighted
		Average	Weighted
		Remaining	Average
	Number of	Contractual	Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2016	7,050,138	9.09
Granted	4,381,182		23.53
Forfeited	(2,104,716)
Vested	(1,890,568)
Unvested as of December 31, 2017	7,436,036	8.85
Granted	3,166,236		33.15
Forfeited	(813,520)
Vested	(2,083,858)
Unvested as of December 31, 2018	7,704,894	8.60
Granted	4,894,310		25.41
Forfeited	(545,618)
Vested	(2,698,378)
Unvested as of December 31, 2019	9,355,208	8.77
Fully vested and expected to vest as of December 31, 2019	22,234,204